Group balance sheet - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 124,390			$ 129,471
Goodwill	11,319			11,551
Intangible assets	17,808			18,355
Investments in joint ventures	8,293			7,994
Investments in associates	17,835			16,991
Other investments	1,284			1,245
Fixed assets	180,929			185,607
Loans	505			646
Trade and other receivables	1,472			1,434
Derivative financial instruments	4,633			4,110
Prepayments	1,134			1,112
Deferred tax assets	3,908			4,469
Defined benefit pension plan surpluses	6,354			4,169
Non-current assets	198,935			201,547
Current assets
Loans	298			190
Inventories	21,004			19,011
Trade and other receivables	25,130			24,849
Derivative financial instruments	3,614			3,032
Prepayments	1,277			1,414
Current tax receivable	783			761
Other investments	106			125
Cash and cash equivalents	22,185	$ 22,242	$ 25,575	25,586	$ 23,270	$ 23,794	$ 23,484
Current assets other than assets classified as held for sale	74,397			74,968
Assets classified as held for sale (Note 3)	2,294			0
Current assets	76,691			74,968
Total assets	275,626			276,515
Current liabilities
Trade and other payables	46,635			44,209
Derivative financial instruments	3,643			2,808
Accruals	3,741			4,960
Finance debt	10,625			7,739
Current tax payable	2,283			1,686
Provisions	2,313			3,324
Current liabilities other than liabilities directly associated with assets classified as held for sale	69,240			64,726
Liabilities directly associated with assets classified as held for sale (Note 3)	291			0
Current liabilities	69,531			64,726
Non-current liabilities
Other payables	13,696			13,889
Derivative financial instruments	5,126			3,761
Accruals	599			505
Finance debt	49,733			55,491
Deferred tax liabilities	8,828		7,946	7,982
Provisions	17,783			20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	8,560			9,137
Non-current liabilities	104,325			111,385
Total liabilities	173,856			176,111
Net assets	101,770		100,224	100,404
Equity
BP shareholders’ equity	99,821			98,491
Non-controlling interests	1,949			1,913
Total equity	$ 101,770		$ 100,224	$ 100,404	$ 98,461		$ 96,843